o FSS1 SA-2


                            SHARE CLASS REDESIGNATION
                        Effective Date January 1, 1999

                          Class A - Formerly Class I
                           Class B - New Share Class
                            (California Fund Only)
                           Class C - Formerly Class II

                         SUPPLEMENT DATED MAY 17, 1999
                 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
                           FRANKLIN STRATEGIC SERIES

     (FSS1 - Franklin California Growth Fund, Franklin MidCap Growth Fund,
                         and Franklin Blue Chip Fund)
                            dated September 1, 1998

The Statement of Additional Information is amended as follows:

I. As of January 1, 1999, the California Fund offers three classes of shares:
Class A, Class B and Class C. The MidCap Fund and Blue Chip Fund each offer one class of shares, which is considered Class A. Before January 1, 1999, Class A shares were designated Class I and Class C shares were designated Class II. All references in the Statement of Additional Information to Class I shares are replaced with Class A, and all references to Class II shares are replaced with Class C.

II.   In the section, "Investment Restrictions,"

(a) the first sentence of the first paragraph following the numbered investment restrictions for the California Fund is replaced with the following:

In addition to these fundamental policies, it is the present policy of the California Fund (which may be changed without shareholder approval) not to pledge, mortgage or hypothecate its assets as security for loans, nor to engage in joint or joint and several trading accounts in securities, except that it may: (i) participate in joint repurchase arrangements; (ii) invest in shares of one or more money market funds managed by Advisers or its affiliates, to the extent permitted by exemptions granted under the 1940 Act; or (iii) combine orders to purchase or sell with orders from other persons to obtain lower brokerage commissions.

(b) the fourth numbered paragraph in the section "Additional Restrictions" is replaced with the following:

4. Buy securities of open-end or closed-end investment companies, except that the fund may: (i) acquire securities of an open-end or closed-end investment company in compliance with the 1940 Act; (ii) invest all or substantially all of its assets in another registered investment company having the same investment objective and policies as the fund; or (iii) invest in shares of one or more money market funds managed by Advisers or its affiliates, to the extent permitted by exemptions granted under the 1940 Act.

III. The following is added to the "Officers and Trustees" section:

As of November 25, 1998, the officers and Board members, as a group, owned of record and beneficially the following shares of the funds: approximately 5,211 shares of the California Fund - Class A, 150 shares of the MidCap Fund and 4,419 shares of the Blue Chip Fund, or less than 1% of the total outstanding shares of each fund.

IV. The first sentence in the section "Additional Information on Exchanging Shares," found under "How Do I Buy, Sell and Exchange Shares?", is replaced with the following:

If you request the exchange of the total value of your account, declared but unpaid income dividends and capital gain distributions will be reinvested in the fund and exchanged into the new fund at Net Asset Value when paid.

V. The following is added to the section "Additional Information on Selling Shares," found under "How Do I Buy, Sell and Exchange Shares?":

The contingent deferred sales charge will generally be waived for redemptions of Class A shares by investors who purchased $1 million or more without an initial sales charge if the Securities Dealer of record waived its commission in connection with the purchase.

VI. In the section "The Rule 12b-1 Plans," found under "The Funds'
Underwriter,"

(a) the first sentence is replaced with the following:

The MidCap Fund and the Blue Chip Fund and each class of the California Fund have separate distribution or "Rule 12b-1" plans that were adopted pursuant to Rule 12b-1 of the 1940 Act.

(b) the following paragraphs are added after the section "The Class I Plan":

The Class B Plan. Under the Class B plan, the California Fund pays Distributors up to 0.75% per year of the class' average daily net assets, payable quarterly, to pay Distributors or others for providing distribution and related services and bearing certain expenses. All distribution expenses over this amount will be borne by those who have incurred them. The California Fund may also pay a servicing fee of up to 0.25% per year of the class' average daily net assets, payable quarterly. This fee may be used to pay Securities Dealers or others for, among other things, helping to establish and maintain customer accounts and records, helping with requests to buy and sell shares, receiving and answering correspondence, monitoring dividend payments from the fund on behalf of customers, and similar servicing and account maintenance activities.

The expenses relating to the Class B plan are also used to pay Distributors for advancing the commission costs to Securities Dealers with respect to the initial sale of Class B shares. Further, the expenses relating to the Class B plan may be used by Distributors to pay third party financing entities that have provided financing to Distributors in connection with advancing commission costs to Securities Dealers.

(c) and the section "The Class I and Class II Plans" is renamed "The Class A, B and C Plans."

VII. Under "Miscellaneous Information," the following is added:

The Information Services & Technology division of Resources established a Year 2000 Project Team in 1996. This team has already begun making necessary software changes to help the computer systems that service the funds and their shareholders to be Year 2000 compliant. After completing these modifications, comprehensive tests are conducted in one of Resources' U.S. test labs to verify their effectiveness. Resources continues to seek reasonable assurances from all major hardware, software or data-services suppliers that they will be Year 2000 compliant on a timely basis. Resources is also beginning to develop a contingency plan, including identification of those mission critical systems for which it is practical to develop a contingency plan. However, in an operation as complex and geographically distributed as Resources' business, the alternatives to use of normal systems, especially mission critical systems, or supplies of electricity or long distance voice and data lines are limited.

As of November 25, 1998, the principal shareholders of each fund, beneficial or of record, were as follows:

                                Share
Name and Address                Amount    Percentage

MidCap Fund
Franklin Resources, Inc.
Corporate Accounting
Attn: Michael Corcoran
555 Airport Blvd., 4th Fl
Burlingame, CA 94010           625,630.520     27.24%

Blue Chip Fund
Franklin Resources, Inc.
Corporate Accounting
Attn: Michael Corcoran
555 Airport Blvd., 4th Fl
Burlingame, CA 94010           153,929.566     7.20%

VIII. In the "Useful Terms and Definitions" section, the definitions of "Class I and Class II" and "Offering Price" are replaced with the following:

Class A, Class B and Class C - The California Fund offers three classes of shares, designated "Class A," "Class B" and "Class C." The three classes have proportionate interests in the fund's portfolio. They differ, however, primarily in their sales charge structures and Rule 12b-1 plans. Shares of the MidCap Fund and Blue Chip Fund are considered Class A shares for redemption, exchange and other purposes.

Offering Price - The public offering price is based on the Net Asset Value per share of the class and includes the front-end sales charge. The maximum front-end sales charge is 5.75% for Class A and 1% for Class C. There is no front-end sales charge for Class B. We calculate the offering price to two decimal places using standard rounding criteria.

               Please keep this supplement for future reference.